ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations By Type (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Other financial assets	$ 32,519		$ 30,033
Assets classified as held for sale	15,394		12,780
Investments accounted for using equity method [member]
Goodwill	41,928		43,355
Less:
Liabilities associated with assets classified as held for sale	(9,218)		(5,891)
Revenue of combined entity as if combination occurred at beginning of period		$ 4,500
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 102
Investment Accounted for Using Equity Method, Share of comprehensive income	972
Distributions received	(1,753)
Equity accounted investments	87,682		79,881
Additions, net of disposals1	8,652
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			708
Accounts receivable and other			1,601
Other financial assets			164
Inventory			333
Investments accounted for using equity method [member]
Equity accounted investments			919
Investment properties			361
Property, plant and equipment	178		13,562
Intangible assets			4,663
Goodwill			6,232
Deferred income tax assets			14
Total assets			28,557
Less:
Accounts payable and other			1,918
Non-recourse borrowings			7,471
Deferred income tax liabilities			2,574
Non-controlling interests			213
Total liabilities			(12,176)
Identifiable assets acquired (liabilities assumed)			16,381
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			515
Accounts receivable and other			697
Other financial assets			50
Inventory			118
Investments accounted for using equity method [member]
Equity accounted investments			0
Investment properties			0
Property, plant and equipment	0		11,855
Intangible assets			2,942
Goodwill			4,777
Deferred income tax assets			0
Total assets			20,954
Less:
Accounts payable and other			1,266
Non-recourse borrowings			6,293
Deferred income tax liabilities			2,356
Non-controlling interests			209
Total liabilities			(10,124)
Identifiable assets acquired (liabilities assumed)			10,830
Total | Energy
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			84
Accounts receivable and other			648
Other financial assets			112
Inventory			0
Investments accounted for using equity method [member]
Equity accounted investments			919
Investment properties			0
Property, plant and equipment	0		527
Intangible assets			0
Goodwill			71
Deferred income tax assets			0
Total assets			2,361
Less:
Accounts payable and other			276
Non-recourse borrowings			676
Deferred income tax liabilities			0
Non-controlling interests			0
Total liabilities			(952)
Total | Real Estate1 [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			31
Accounts receivable and other			10
Other financial assets			2
Inventory			1
Investments accounted for using equity method [member]
Equity accounted investments			0
Investment properties			361
Property, plant and equipment			970
Intangible assets			82
Goodwill			223
Deferred income tax assets			9
Total assets			1,689
Less:
Accounts payable and other			99
Non-recourse borrowings			502
Deferred income tax liabilities			123
Non-controlling interests			4
Total liabilities			(728)
Identifiable assets acquired (liabilities assumed)			961
Total | Private Equity and Other [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			78
Accounts receivable and other			246
Other financial assets			0
Inventory			214
Investments accounted for using equity method [member]
Equity accounted investments			0
Investment properties			0
Property, plant and equipment			210
Intangible assets			1,639
Goodwill			1,161
Deferred income tax assets			5
Total assets			3,553
Less:
Accounts payable and other			277
Non-recourse borrowings			0
Deferred income tax liabilities			95
Non-controlling interests			0
Total liabilities			(372)
Identifiable assets acquired (liabilities assumed)			$ 3,181
Chemelex | Energy
Less:
Consideration transferred, acquisition-date fair value	$ 3,300
Percentage of interests acquired	100.00%			53.00%